Financing Arrangements (Details Narrative) 10K - USD ($)										1 Months Ended																	6 Months Ended		12 Months Ended
	Jul. 30, 2014	Jul. 14, 2014	Jun. 24, 2014	Jun. 18, 2014	May. 30, 2014	May. 29, 2014	May. 19, 2014	May. 12, 2014	Oct. 31, 2012	Jun. 30, 2015	May. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Aug. 31, 2014	Jul. 31, 2014	May. 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Nov. 30, 2013	Apr. 30, 2013	Feb. 28, 2013	Oct. 31, 2012	Mar. 31, 2011	Nov. 30, 2010	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	May. 02, 2014	Dec. 31, 2012	Oct. 30, 2012
Issuance of common stock, shares										30,300,179		16,934,497															30,300,179		16,934,497		5,625,957
Interest expense																													$ 5,704,533		$ 2,804,594
Issuance of common stock, value										$ 3,030		$ 1,694															$ 3,030		1,694		563
Accrued interest										$ 182,432		$ 182,184															$ 182,432		$ 182,184		1,953,502
Warrants to purchase of common stock, shares										19,692		19,692			3,289,086												19,692		19,692
Warrants price per share										$ 4.00		$ 4.00															$ 4.00		$ 4.00
Value of warrants outstanding										$ 427,000		$ 146,000															$ 427,000		$ 146,000
Amount outstanding										$ 4,727,094		$ 4,782,538															4,727,094		4,782,538		7,171,252
Debt face value											$ 500,000
Monthly installment amount											$ 50,000
Conversion of debt and interest to equity																				$ 986,793			$ 6,744,139				752,000	$ 986,793	7,288,025		11,063,816
Debt converted into the stock shares																				246,867			1,854,638
Issuance of new notes																											750,000	7,820,000	$ 8,261,340		6,703,499
Conversion of common stock																											3,704,682
Fair value of warrants																					$ 681,189						$ 2,646,170	(100,000)
Prime Rate [Member]
Note bears interest rate										3.25%		3.25%															3.25%		3.25%
Warrants [Member]
Warrants to purchase of common stock, shares												2,583,333			50,000								232,450						2,583,333
Warrants price per share															$ 1.88					$ 3.60
Conversion of debt and interest to equity																														$ 3,285,000
Debt converted into the stock shares																														821,250
Fair value of warrants										$ 4,587					$ 5,100,000								$ 157,000						$ 163,570
IPO [Member]
Interest expense																													104,165
Note maturity date		Jan. 31, 2016
Convertible debt conversion percentage		80.00%
Refinance amount		$ 250,000
Debt converted into the stock shares		226,468
Debt principal amount		$ 265,000
Debt interest amount		6,763
Debt beneficial conversion feature		$ 1,000,000
Unamortized debt										21,000		$ 146,000															$ 21,000		$ 146,000
Secured Convertible Notes, Due June Through August 2014 [Member]
Note payable outstanding																															$ 770,000
Note bears interest rate																															10.00%
Increase in interest rate due to default																															5.00%
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction																															75.00%
Notes Payable To Directors And Affiliates [Member]
Debt due date																													due between February and September of 2015
Note payable outstanding												$ 1,925,000																	$ 1,925,000
Note bears interest rate												10.00%																	10.00%
Notes Payable To Directors And Affiliates [Member] | Select Mobile Money [Member]
Note maturity date																	May 15, 2014
Convertible debt conversion percentage																	12.50%
Conversion of debt and interest to equity																	$ 187,500
Debt converted into the stock shares																	78,125
Short Term Notes Payable [Member] | IPO [Member]
Note bears interest rate		10.00%
Debt converted into the stock shares		2,982,611
Debt principal amount		$ 3,375,000
Debt interest amount		$ 204,134
Convertible Notes due March 2015 [Member]
Note bears interest rate																															10.00%
Note maturity date																															Mar. 15, 2015
Warrants to purchase of common stock, shares																															87,500
Warrants price per share																															$ 4.00
Debt face value																															$ 575,000
Additional borrowed amount																															$ 350,000
Debt effective interest rate																															19.00%
Convertible Notes due March 2015 [Member] | IPO [Member]
Note maturity date		Mar. 31, 2015														Dec. 31, 2016
Debt face value																$ 350,000
Debt converted into the stock shares		177,786
Debt principal amount		$ 225,000
Debt interest amount		15,015
Convertible debt outstanding amount		$ 225,000
Convertible Term Loan, Due December 2016 [Member]
Debt interest rate, minimum																															2.00%
Debt interest rate, maximum																															4.00%
Interest expense																													$ 894,444
Debt due date								December 2016																							December 2016
Note bears interest rate																															10.00%
Note maturity date																Mar. 31, 2015															Dec. 31, 2016
Debt face value																															$ 4,000,000
Conversion of debt and interest to equity				$ 1,000,000
Additional borrowed amount																															4,000,000
Debt principal amount																													2,300,000
Debt interest amount																													140,275
Debt beneficial conversion feature																													0
Debt outstanding principal balance repayment during the period																$ 356,616															$ 502,603
Convertible debt outstanding amount												$ 3,300,000																	3,300,000
Secured debt amount outstanding																																$ 4,000,000
Convertible Term Loan, Due December 2016 [Member] | First Conversion Right [Member]
Debt due date								June 2015
Convertible debt conversion percentage								90.00%
IPO price percentage								125.00%
Convertible Term Loan, Due December 2016 [Member] | First Conversion Right [Member]
Warrants coverage percentage								100.00%
Convertible Term Loan, Due December 2016 [Member] | IPO [Member]
Debt due date		December 2016
Convertible debt conversion percentage		125.00%
Warrants to purchase of common stock, shares		705,753
Warrants price per share		$ 1.875
Conversion of debt and interest to equity				$ 3,250,000
Debt converted into the stock shares		980,213
Debt principal amount		$ 1,000,000
Debt interest amount		$ 58,630
Warrants term		5 years
Debt beneficial conversion feature		$ 2,300,000
Convertible debt outstanding amount		$ 894,444
Convertible Term Loan, Due December 2016 [Member] | IPO [Member] | Second Conversion Right [Member]
Debt due date								December 2016
IPO price percentage								125.00%
Warrants coverage percentage								100.00%
Convertible Subordinated Notes, due March 2012 [Member]
Note bears interest rate																									6.00%
Convertible debt conversion percentage																									25.00%
Warrants to purchase of common stock, shares																									107,442
Warrants price per share																									$ 4.00
Debt face value																									$ 1,432,561
Conversion of debt and interest to equity																				$ 14,422			$ 200,000
Debt conversion price per share																									$ 9.00
Convertible Subordinated Notes, due March 2012 [Member] | July and August 2011 [Member]
Conversion of debt and interest to equity																													$ 1,120,000
Debt converted into the stock shares																													124,449
Debt conversion price per share												$ 9.00																	$ 9.00
Convertible Subordinated Notes, due March 2012 [Member] | IPO [Member]
Debt converted into the stock shares		25,000
Debt principal amount		$ 100,000
Debt interest amount		$ 19,644
Convertible Subordinated Note, due April 2015 [Member]
Note bears interest rate																						9.00%
Note maturity date																						Apr. 01, 2015
Debt face value																						$ 200,000
Debt conversion price per share																						$ 4.00
Convertible Subordinated Note, due April 2015 [Member] | IPO [Member]
Debt converted into the stock shares		55,424
Debt principal amount		$ 200,000
Debt interest amount		$ 21,699
Convertible Subordinated Notes, due February 2015 [Member]
Note maturity date																			Feb. 27, 2015
Debt face value																			$ 100,000											$ 100,000
Debt outstanding principal balance repayment during the period												$ 100,000																	$ 100,000
Equity offering																			$ 5,000,000
Convertible Subordinated Notes, due June 2015 [Member]
Debt due date																June 2015
Note bears interest rate																8.00%
Debt face value																$ 330,000
Convertible Subordinated Notes, due June 2015 [Member] | IPO [Member]
Convertible debt conversion percentage		80.00%
Conversion of debt and interest to equity		$ 330,000
Debt converted into the stock shares		275,000
Debt interest amount		$ 5,017
Gross proceeds from raised of IPO		$ 6,750,000
Series Subordinated Notes [Member]
Warrants to purchase of common stock, shares																															35,688
Debt face value																															$ 863,808
Conversion of debt and interest to equity																															$ 104,096
Debt converted into the stock shares																				225,162											75,000
Debt conversion price per share																				$ 4.00
Additional borrowed amount																															$ 430,000
Debt principal amount																				$ 250,000									613,808
Debt interest amount																				$ 650,647									$ 100,745
Series Subordinated Notes [Member] | June 2011 and December 2012 [Member]
Warrants to purchase of common stock, shares												780,000																	780,000
Warrants price per share												$ 4.00																	$ 4.00
Warrant expiration term																													November 2015
Debt face value												$ 7,800,000																	$ 7,800,000
Series Subordinated Notes [Member] | Due December 2014 [Member]
Monthly installment amount																													50,000
Series Subordinated Notes [Member] | Due January 2015 [Member]
Monthly installment amount																													50,000
Series Subordinated Notes [Member] | Due February 2015 [Member]
Monthly installment amount																													50,000
Series Subordinated Notes [Member] | Due March 2015 [Member]
Monthly installment amount																													50,000
Series Subordinated Notes [Member] | Due April 2015 [Member]
Monthly installment amount																													$ 50,000
Notes Payable, due February 2015 [Member]
Note bears interest rate																				10.00%											10.00%
Convertible debt conversion percentage																													25.00%
Warrants to purchase of common stock, shares												821,250																	821,250
Warrants price per share												$ 3.60																	$ 3.60
Debt face value																				$ 150,000											$ 100,000
Debt converted into the stock shares																													302,500
Debt principal amount																													$ 13,233
Debt interest amount																													$ 250,000
Debt instrument extended due date																			Feb. 18, 2015
Warrants life range minimum																													3 years
Warrants life range maximum																													5 years
Short term notes issued in consideration for loans												$ 3,285,000																	$ 3,285,000
Fair value of warrants																													573
Notes Payable, due January 2016 [Member]
Note payable outstanding																				$ 74,486
Note maturity date																				Jan. 31, 2016
Proceeds from issuance of private placement																				$ 10,000,000
Note Payable, Due August 2021 [Member]
Debt interest rate, maximum														20.00%
Debt due date													August 2021	August 2021
Note payable outstanding													$ 192,000	$ 192,000
Note bears interest rate													0.00%	0.00%
Debt face value													$ 192,000	$ 192,000
Additional borrowed amount														$ 192,000
Debt default interest rate													20.00%
Debt effective interest rate													30.00%	30.00%
Percentage of premium amount of principal majority of ownership													30.00%	30.00%
Installment Note Payable - Bank [Member]
Note bears interest rate																		5.00%
Debt face value																	$ 216,000	$ 330,020
Basis spread on variable rate																	5.00%	5.00%
Debt outstanding principal balance repayment during the period										$ 313,000		252,000															$ 313,000		252,000
Note payable to bank																		$ 330,020
Installment Note Payable - Bank [Member] | Prime Rate [Member]
Note bears interest rate																		1.00%
Basis spread on variable rate																		1.00%
Installment Note Payable - Bank [Member] | Prime Rate [Member]
Basis spread on variable rate																	1.00%
Installment Note Payable - Bank [Member] | April 2014 through April 2017 [Member]
Debt principal amount																		$ 9,903
Other Debt [Member]
Debt face value												6,000,000																	6,000,000
Debt principal amount																													$ 0		$ 1,675,061
Debt beneficial conversion feature												$ 1,612,251
Other Debt [Member] | Prime Rate [Member]
Note bears interest rate												3.25%																	3.25%		3.25%
Investor [Member]
Maximum borrowing capacity under financing agreement																																4,000,000
Investor [Member] | Warrants [Member]
Warrants to purchase of common stock, shares												325,324																	325,324
Fair value of warrants																													$ 590,320
Director [Member] | Three Notes Payable [Member]
Note bears interest rate												8.00%																	8.00%
Note maturity date																													Jun. 30, 2015
Issuance of new notes																													$ 265,000
Two Director [Member] | IPO [Member]
IPO price percentage		125.00%
Warrants to purchase of common stock, shares		2,250,000
Warrants price per share		$ 1.88
Warrants term		5 years
Two Director [Member] | Notes Payable, due February 2015 [Member]
Warrants to purchase of common stock, shares												718,750																	718,750
Warrants to purchase of common stock												$ 2,875,000																	$ 2,875,000
Select Mobile Money [Member] | Notes Payable To Directors And Affiliates [Member]
Issuance of common stock, shares												382,809																	382,809
Interest expense																													$ 890,624
Repayment of debt															1,731,781
Note bears interest rate																	48.00%	24.00%
Note maturity date																		Apr. 30, 2014
Convertible debt conversion percentage																		3.125%
Debt face value																		$ 1,500,000
Conversion of debt and interest to equity																		$ 46,875
Debt converted into the stock shares																		19,531
Debt conversion price per share																	$ 2.40
Additional borrowed amount																		$ 1,500,000
Three Director [Member] | Notes Payable To Directors And Affiliates [Member]
Issuance of new notes																													$ 3,690,000
Michael Hanson [Member] | February 3, 2015 [Member]
Note bears interest rate												10.00%																	10.00%
Note maturity date																													Jan. 31, 2016
Debt outstanding principal balance repayment during the period												$ 450,000																	$ 450,000
Michael Hanson [Member] | Series B Convertible Preferred Stock [Member] | February 3, 2015 [Member]
Conversion of common stock																													$ 250,000
Share price conversion adjustment, shares																													217,391
Senior Secured Lender [Member]
Repayment of debt															150,660
Accrued interest															$ 2,559
Warrants to purchase of common stock, shares												76,228																	76,228
Warrants price per share															$ 9.00
Warrant expiration term																													October 2017
Senior Secured Lender [Member] | IPO [Member]
IPO price percentage					125.00%
Senior Secured Lender [Member] | Unsecured Convertible Note Payable [Member]
Maximum borrowing capacity under financing agreement					$ 150,660
Note bears interest rate					10.00%
Note maturity date					Jul. 31, 2014
Senior Secured Lender [Member] | Investor [Member]
Maximum borrowing capacity under financing agreement																		$ 3,400,000														$ 4,000,000
Related Party Loan One [Member] | Director [Member] | Notes Payable To Directors And Affiliates [Member]
Note bears interest rate																										6.00%
Debt face value																										$ 300,000
Monthly installment amount																										9,127
Value of common stock issued as consideration for the debt issuance																										$ 69,937
Number of common shares issued as consideration for the debt issuance																										17,484
Related Party Loan Two [Member] | Directors And Affiliates [Member] | Notes Payable To Directors And Affiliates [Member]
Debt face value																																	$ 1,000,000
Stated effective interest rate for the first 60 days																																	24.00%
Stated effective interest rate after the first 60 days																																	40.00%
Related Party Loan Three [Member] | Director [Member] | Notes Payable To Directors And Affiliates [Member]
Note bears interest rate									4.50%															4.50%
Debt face value									$ 1,105,000															$ 1,105,000
Shares owned by President/CEO as security for related party note payable									86,875
Stock options owned by President/CEO as security for related party note payable									136,250
Related Party Loan Three [Member] | Director [Member] | Notes Payable To Directors And Affiliates [Member] | Prime Rate [Member]
Basis spread on variable rate									1.25%
Related Party Loan Three [Member] | Director [Member] | Notes Payable To Directors And Affiliates [Member] | Common Stock Purchase Warrants [Member]
Warrants to purchase of common stock, shares																																		50,000
Related Party Loan Three [Member] | Two Director [Member] | Notes Payable To Directors And Affiliates [Member]
Additional borrowing capacity under financing agreement																															$ 3,093,332
Accrued interest																															43,332
Refinance amount																															250,000
Secured Loan Agreement [Member] | Senior Secured Lender [Member]
Maximum borrowing capacity under financing agreement									$ 1,500,000			$ 2,500,000												$ 1,500,000					$ 2,500,000
Debt interest rate, minimum																								10.00%
Debt interest rate, maximum																								16.00%
Debt effective interest rate, minimum																								14.00%
Debt effective interest rate, minimum																								20.00%
Additional borrowing capacity under financing agreement																								$ 1,000,000
Debt payoff premium																								$ 750,000
Note bears interest rate												38.00%																	38.00%
Warrants price per share																							$ 2.88
Secured Loan Agreement [Member] | Senior Secured Lender [Member] | Warrants [Member]
IPO price percentage															80.00%
Warrants price per share															$ 1.20
Value of warrants outstanding												$ 309,000																	$ 309,000		$ 146,000
Financing costs																													62,500
Secured Loan Agreement [Member] | Senior Secured Lender [Member] | PIPE Transaction [Member] | Warrants [Member]
Warrants price per share															$ 0.92
Forbearance Agreement [Member] | Common Stock [Member]
Issuance of common stock, shares		666,667																1,000,000
Interest expense																		$ 1,000,000
Issuance of common stock, value																		$ 1,000,000
Forbearance Agreement [Member] | Senior Secured Lender [Member]
Repayment of debt						$ 2,000,000	$ 500,000
Percentage of reduction in common stock price							80.00%
Advance received						1,950,000
Note payable outstanding						$ 150,660
Loan Modification Agreement [Member] | Secured Convertible Notes, Due June Through August 2014 [Member]
Repayment of debt								$ 150,000																					$ 660,000
Warrants price per share												$ 4.00																	$ 4.00
Loan modification discount								$ 40,000
Accrued interest on debt converted																													$ 1,765
Debt face value												$ 66,055																	66,055
Line of Credit Agreement [Member] | One Director [Member]
Line of credit principal amount																													$ 1,500,000
Line of credit interest rate												10.00%																	10.00%
Line of credit drawn down amount																												$ 1,500,000
Line of Credit Agreement [Member] | One Director [Member] | July 2014 IPO [Member]
Convertible debt conversion percentage																													20.00%
Indebtedness amount												$ 500,000																	$ 500,000
Conversion Agreement [Member] | Two Director [Member] | IPO [Member]
Debt due date		due between February and March 2015
Note bears interest rate		10.00%
Convertible debt conversion percentage		20.00%
IPO price percentage		125.00%
Warrants price per share		$ 1.875
Debt principal amount		$ 1,050,000
Warrants coverage percentage		100.00%
Letter Agreement [Member] | Director [Member]
IPO price percentage			125.00%
Warrants to purchase of common stock, shares			333,333
Warrants price per share			$ 1.88
Refinance amount			$ 1,500,000
Conversion of debt and interest to equity			$ 500,000
Debt converted into the stock shares			416,667
Line of credit principal amount																													1,000,000
Warrants term			5 years
Line of credit accrued interest amount																													62,315
Line of credit principal owned amount																													1,500,000
Letter Agreement [Member] | Two Director [Member]
Maximum borrowing capacity under financing agreement			$ 10,000,000
Debt due date			due between February and March 2015
Note bears interest rate			10.00%
Line of credit principal amount			$ 500,000
Line of credit interest rate			10.00%
Debt principal amount			$ 900,000
Line of credit maturity date			Sep. 30, 2014
Financing Commitment Letter [Member] | Director [Member]
Debt principal amount																													350,000
Debt interest amount																													$ 9,465
Financing Commitment Letter [Member] | Two Director [Member]
Note bears interest rate	10.00%
Note maturity date	Jan. 31, 2015
Debt face value	$ 2,500,000
Debt instrument extended due date	Jan. 31, 2016
Debt default interest rate	18.00%